13FCON P 11/14/01 NON-PUBLIC

00 10 4599

F13SEP00CL.TXT

RECD S.E.C.
NOV 17 2000
074

Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment ( ); Amendment Number: _____
This Amendment (Check only one.): ( ) is a restatement
( ) adds new holdings entries
Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene Rosati
Title: Vice President
Phone: 212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati [signature] New York, New York November 15, 2000
(Signature) (City, State) (Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PROCESSED
DEC 23 2003
THOMSON FINANCIAL

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 2439

Form 13F Information Table Value Total: $ 14,706,742 (thousands)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file. number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

CONFIDENTIAL PROPRIETARY POSITIONS **FORM 13F**

(SEC USE ONLY)

PAGE 1 OF 273 Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other		(a) Sole	(b) Shared	(c) None
1	ALLEGHENY TECHNOLOGIES INC	COM	01741R102	$ 15,358,000	847,350		X		3	X		
2	AMERICA ONLINE INC DEL	COM	02364J104	$ 8,063,000	150,000		X		3	X		
3	ASSOCIATES FIRST CAP CORP	CL A	046008108	$ 68,400,000	1,800,000		X		3	X		
4	AVTEAM INC	CL A	054527205	$ 1,138,000	984,760		X		3	X		
5	BESTFOODS	COM	08658U101	$ 160,414,000	2,205,000		X		3	X		
6	CENDANT CORP	COM	151313103	$ 8,126,000	747,200		X		3	X		
7	COASTAL CORP	COM	190441105	$ 70,419,000	950,000		X		3	X		
8	COBALT NETWORKS INC	COM	19074R101	$ 58,000	1,000		X		3	X		
9	CONOCO INC	CL A	208251306	$ 914,000	35,000		X		3	X		
10	DURA PHARMACEUTICALS INC	COM	26632S109	$ 7,726,000	218,400		X		3	X		
11	FLORIDA PROGRESS CORP	COM	341109106	$ 43,938,000	830,000		X		3	X		
	COLUMN TOTALS			$ 384,554,000								

CONFIDENTIAL PROPRIETARY POSITIONS **FORM 13F**

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other		(a) Sole	(b) Shared	(c) None
12	GOLDEN ST BANCORP INC	WT EXP 000000	381197136	$ 1,776,000	1,775,950		X		3			
13	HERTZ CORP	CL A	428040109	$ 31,750,000	1,000,000		X		3	X		
14	IMPROVENET INC	COM	45321E106	$ 386,000	385,600		X		3	X		
15	INFINITY BROADCASTING CP NEW	CL A	45662S102	$ 98,013,000	2,970,100		X		3	X		
16	INTERMEDIA COMMUNICATIONS INC	COM	458801107	$ 147,000	5,000		X		3	X		
17	LIMITED INC	COM	532716107	$ 1,103,000	50,000		X		3	X		
18	MALLINCKRODT INC NEW	COM	561232109	$ 59,313,000	1,300,000		X		3	X		
19	MORGAN J P & CO INC	COM	616880100	$ 37,854,000	231,700		X		3	X		
20	RAYTHEON CO	CL A	755111309	$ 4,323,000	157,900		X		3	X		
21	SAFEGUARD SCIENTIFICS INC	SB NT CV 5%06	786449AE8	$ 71,655,000	70,207,000		X		3			X
22	SAUER-DANFOSS INC	COM	804137107	$ 8,530,000	1,066,200		X		3	X		
	COLUMN TOTALS			$ 314,850,000								

CONFIDENTIAL PROPRIETARY POSITIONS **FORM 13F**

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other		(a) Sole	(b) Shared	(c) None
23	SDL INC	COM	784076101	$ 12,390,000	40,000		X		3	X		
24	VOICESTREAM WIRELESS CORP	COM	928615103	$ 47,795,000	411,800		X		3	X		
	COLUMN TOTALS AGGREGATE TOTALS		$	$ 60,185,000 759,589,000								